Finance Lease, Right-of-use Asset and Finance Lease Liability (Tables)	6 Months Ended
Jun. 30, 2024
Finance Lease, Right-of-use Asset and Finance Lease Liability [Abstract]
Annual Lease Payments
The annual lease payments under the Titanship bareboat charter agreement are as follows:

Twelve month periods ending June 30,	Amount
2025	21,038
Total undiscounted lease payments	21,038
Less: Discount based on incremental borrowing rate	(339)
Present value of finance lease liabilities	20,699

Finance lease liability, current	20,699
Finance lease liability, non-current	-
Present value of finance lease liabilities	20,699